Condensed Consolidated Statement of Changes in Stockholders Deficit - USD ($)	Preferred Stock - Series A [Member]	Common Stock - Class A [Member]	Common Stock - Class B [Member]	Common Stock - Class A Shares to Be Issued [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Beginning Balance at Dec. 31, 2017	$ 5,217,800	$ 15,144,722		$ 22,000	$ 1,958,751	$ (25,719,079)	$ (3,375,806)
Beginning Balance, shares at Dec. 31, 2017	2	816,847,910		1,122,311
Warrants issued for services					72,575		72,575
Stock issued for services ($0.0299/Sh)		$ 1,076					1,076
Stock issued for services ($0.0299/Sh), shares		36,000
Imputed interest - related party					11,909		11,909
Net loss						(1,168,977)	(1,168,977)
Ending Balance at Dec. 31, 2018	$ 5,217,800	$ 15,145,798		$ 22,000	2,043,235	(26,888,056)	(4,459,223)
Ending Balance, shares at Dec. 31, 2018	2	816,883,910		1,122,311
Units issued for cash		$ 1,000,000					1,000,000
Units issued for cash, shares		14,797,278
Shares issued in exchange for accounts payable		$ 281,659					281,659
Shares issued in exchange for accounts payable, shares		4,052,652
Imputed interest - related party					10,457		10,457
Cancellation of warrants issued for services					(19,915)		(19,915)
Net loss						(880,243)	(880,243)
Ending Balance at Jun. 30, 2019	$ 5,217,800	$ 16,427,457		$ 22,000	2,033,777	(27,768,299)	(4,067,265)
Ending Balance, shares at Jun. 30, 2019	2	835,733,840		1,122,311
Beginning Balance at Dec. 31, 2018	$ 5,217,800	$ 15,145,798		$ 22,000	2,043,235	(26,888,056)	(4,459,223)
Beginning Balance, shares at Dec. 31, 2018	2	816,883,910		1,122,311
Units issued for cash		$ 1,000,000					1,000,000
Units issued for cash, shares		14,797,278
Shares issued in exchange for accounts payable		$ 281,659					281,659
Shares issued in exchange for accounts payable, shares		4,052,652
Imputed interest - related party					22,337		22,337
Options issued for services					696,934		696,934
Exercise of 9,000,000 warrants in exchange for stock		$ 329,622			(329,622)
Exercise of 9,000,000 warrants in exchange for stock, shares		8,734,538
Cancellation of warrants issued for services					(19,915)		(19,915)
Net loss						(2,909,850)	(2,909,850)
Ending Balance at Dec. 31, 2019	$ 5,217,800	$ 16,757,079		$ 22,000	2,412,969	(29,797,906)	(5,388,058)
Ending Balance, shares at Dec. 31, 2019	2	844,468,378		1,122,311
Warrants issued for services					42,713		42,713
Imputed interest - related party					21,972		21,972
Warrants issued for services - related parties					2,612,411		2,612,411
Contributed capital - related party					17,495		17,495
Net loss						(3,620,136)	(3,620,136)
Ending Balance at Jun. 30, 2020	$ 5,217,800	$ 16,757,079		$ 22,000	$ 5,107,560	$ (33,418,042)	$ (6,313,603)
Ending Balance, shares at Jun. 30, 2020	2	844,468,378		1,122,311